PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2014
Disclosure Text Block Supplement [Abstract]
Other Current Assets [Text Block]
NOTE 12 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other currents assets as of June 30, 2014 and 2013 consisted of:

Prepaid expenses and other current assets	June 30, 2014	December 31, 2013
Prepaid expenses:
Rent	$21,951	$3,962
Directors & officers insurance	88,900
Audit	25,000	25,000
Financial consultants	12,083	20,833
Business report	30,000	-
Other vendors	39,632	39,446
Other current assets-
Earnest money deposits	140,000	-
Prepaid expenses and other current assets	$357,566	$89,241

Earnest money deposits consists of monies paid for opening escrow for the purchase of multiple properties to be used to develop retail dispensary or product cultivation facilities.